Foxo Life Insurance Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of deferred annuity contracts from the date of the acquisition
2021
Acquired balance	$4,816
Deposits received	3
Interest credited	87
Withdrawals	(189)
Balance at end of period	$4,717